Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Offering cost	$ 5,944,772			$ 5,706,349
Federal depository insurance coverage	250,000			250,000
Charged to stockholders’ equity	5,706,349
Deferred tax asset	211,000			167,000
Valuation allowance	211,000		$ 12,389	166,813
Income tax expense	0
Income tax expense		$ 57,823	$ 16,225	38,451
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering cost				5,944,772
Offering cost	$ 238,423
Other expenses				$ 238,423
Class A common stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock subject to possible redemption (in Shares)			9,308,227	9,249,156
Common stock subject to possible redemption (in Shares)		9,000,000		9,000,000